ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended		10 Months Ended		12 Months Ended
	May 19, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 24, 2022 USD ($)	Jun. 24, 2022 CAD ($)	May 19, 2021 USD ($)	May 19, 2021 CAD ($)	Apr. 01, 2019
Real Estate Properties [Line Items]
Cash balance				$ 741,868		$ 741,868	$ 1,190,616
Working capital				11,700,000		11,700,000
Net income loss						56,474	$ (2,913,646)
Bank loan				18,900,000		18,900,000
Unpaid income tax liabilities				1,600,000		1,600,000
Other taxes payable				1,400,000		1,400,000
Purchase of office building				20,579,571		$ 20,579,571
Commerial Mortgage Loan [Member]
Real Estate Properties [Line Items]
Bank loan								$ 48,000,000.0	$ 60,000
Two Office Buildings [Member]
Real Estate Properties [Line Items]
Purchase of office building										$ 73,200,000	$ 93,300
Payments to Acquire and Develop Real Estate				$ 7,200,000	$ 9,000
Two Office Buildings [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Payments to Acquire and Develop Real Estate		$ 7,800,000	$ 9,800
Visionary Group [Member]
Real Estate Properties [Line Items]
Ownership percentage												100.00%
IPO [Member]
Real Estate Properties [Line Items]
Number of shares | shares	4,250,000
Share price | $ / shares	$ 4.00
Proceeds from initial public offering	$ 17,000,000.0
Proceeds from Issuance or Sale of Equity	$ 14,300,000
IPO [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number of shares | shares	4,250,000
Proceeds from initial public offering	$ 14,300,000